RELATED PARTY BALANCES AND TRANSACTIONS - Significant related party balances (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Contract liabilities - related parties	$ 4,354	$ 228
Equity security without readily determinable fair values using the measurement alternative - related party	36,706	35,568
Loan receivable from a related party	368,584	351,486
Shortterm borrowings	1,266,520	1,263,707
Related party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accounts Receivable	59,734	114,126
Contract liabilities - related parties	4,354	228
Prepayments and other current assets, net	112,784	111,886
Other non-current assets	587	569
Accounts payable	633,627	458,189
Accrued expenses and other current liabilities	130,871	211,665
Other non-current liabilities		856
Operating lease liabilities-related parties, current	1,661	1,636
Operating lease liabilities, non-current	2,219	3,105
Investment securities - related parties	1,358	1,811
Equity security without readily determinable fair values using the measurement alternative - related party	36,706	35,568
Loan receivable from a related party	368,584	351,486
Shortterm borrowings	$ 863,776	$ 784,288